Document and Entity Information	Oct. 21, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	Bitwise 10 Crypto Index Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56270
Entity Tax Identification Number	82-3002349
Entity Address, Address Line One	400 Montgomery Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	968-1843
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001723788
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	300 Brannan Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107